Rental Income, Net	12 Months Ended
Dec. 31, 2022
Rental Income, Net [Abstract]
RENTAL INCOME, NET

NOTE 17 – RENTAL INCOME, NET

The Company subleases part of the leased assets on a straight-line basis to other third parties. The lease terms with lessees vary and usually start from two years. Rental income as of December 31, 2022, 2021 and 2020 consisted of the following:

	2022	2021	2020
Rental income	$388,058	416,692	$325,839
Rental expense	(289,342)	(300,499)	(3,419)
Total rental income, net	$98,716	116,193	$322,420